Consolidated Statements of Cash Flows (Parentheticals) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Series A Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)	71		71	717	1,412
Common stock conversion (in shares)	202,857	0	202,857	2,048,570	1,882,667
Series B Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)			1,550
Common stock conversion (in shares)		0	4,428,571	0